Note 19 - Related Party Transactions (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Provision for attendance fees	€ 274		€ 216		€ 205
Amounts payable, related party transactions	36,296
Net income (loss) from distribution agreements	(8,219)	[1]	(1,109)	[2]
Research and development expense	78,844	[1]	69,555	[2]	67,000
Novo Nordisk A/S [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	588		13,050		€ 0
AstraZeneca [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions			756
Net income (loss) from distribution agreements	8,219
Research and development expense	€ 11,457
BPI France [member]
Statement Line Items [Line Items]
Total borrowings			€ 1,500

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.